Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)

Significant components of the income tax expense (benefit) consisted of the following for the years ended December 31, 2024, 2023 and 2022:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Current income tax expenses (benefit)
PRC	$187,706	$		-
Hong Kong	-		-	-
Others	-		-	-
Deferred income tax expenses (benefit)	-		-	-
PRC	-		115,094	(121,113)
Hong Kong	-		-	-
Others	-		-	-
Total income tax from continuing operations	187,706		115,094	(121,113)
Current income tax (benefit) expenses			-	-
PRC	(133,175)		(62)	-
Hong Kong	-		-	-
Others	-		-	-
Deferred income tax (benefit) expenses	-		-	-
PRC	-		(1)	-
Hong Kong	-		-	-
Others	-		-	-
Total income tax from discontinued operations	(133,175)		(63)	-
Total income tax expenses (benefit)	$54,531		$115,031	(121,113)

Schedule of Income (Loss) Before Income Taxes

(Loss) income before income taxes is attributable to the following geographic locations for the years ended December 31,2024, 2023 and 2022:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Cayman Islands	$(3,091,010)	$(1,531,561)	(392,100)
BVI	(4,201)	(2,104)	-
Hong Kong	(14,469)	(1,708)	(72)
PRC	(1,090,839)	(901,830)	(500,424)
Less: intercompany transactions	3,891,541	-	-
Total (Loss) / Income Taxes from continuing operations	(8,092,060)	(2,437,203)	(892,596)
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	(532,698)	4,568	-
Less: intercompany transactions	-	-	-
Total (Loss) / Income before Income Taxes from discontinued operations	(532,698)	4,568	-
Total (Loss) / Income before Income Taxes	$(8,624,758)	$(2,432,637)	(892,596)

Schedule of Effective Income Tax

The following table presents a reconciliation of the differences between the statutory income tax and the Company’s effective income tax for the years ended December 31, 2024, 2023 and 2022:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
	%	%	%
Net loss before income tax	$(8,092,060)	$(2,437,205)	(892,596)
Statutory income tax rate of the PRC	25%	25%	25%
Income tax computed at PRC tax rate from continuing operations	(2,023,015)	(609,301)	(223,149)

Net (loss) / income before income tax	$(532,698)	$4,568	-
Statutory income tax rate of the PRC	25%	25%	-
Income tax computed at PRC tax rate from discontinued operations	(133,175)	1,142	-
Total income tax computed at PRC tax rate	(2,156,190)	(608,159)	(223,149)

Reconciling items

Effect of different tax rates of subsidiary operating in other jurisdiction	1,582,100	383,710	98,036
Non-deductible (benefit) expenses	(432)	3,560	4,000
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	629,053	337,125	-
Income tax expenses (benefit) from continuing operations	187,706	115,094	(121,113)

Effective tax rate from continuing operations	(2.3)%	(4.7)%	13.6%

Effect of different tax rates of subsidiary operating in other jurisdiction	(8,388)	-	-
Non-deductible expenses (benefit)	-	-	-
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	8,388	(1,205)	-
Income tax (benefit) expenses from discontinued operations	(133,175)	(63)	-

Effective tax rate from discontinued operations	25%	(1.4)%	-
Total effective tax rate	(0.6)%	4.7%	13.6%

Schedule of Tax Payable

Tax payable as of December 31, 2024 and 2023:

	As of December 31, 2024	As of December 31, 2023
Value added tax payable	$11,333	$28,713
Income tax receivable	-	-
Other tax payable	3,325	36,656
Total taxes payable from continuing operations	14,658	65,369
Value added tax payable	1,577	-
Income tax receivable	(12)	-
Other tax payable	227	-
Total taxes payable from discontinued operations	1,792	-
Total taxes payable	$16,450	$65,369

Schedule of Net Operating Loss Carry Forward

Net Operating Loss Carry Forward:

Location	As of December 31, 2024	As of December 31, 2023
PRC*	$2,688,670	$1,241,632
BVI	4,201	2,104
Cayman	3,091,010	1,531,594
Hong Kong*	16,249	1,780
Total NOL Carryforwards from continuing operations	5,800,130	2,777,110
PRC*	532,698	4,568
BVI	-	-
Cayman	-	-
Hong Kong*	-	-
Total NOL Carryforwards from discontinued operations	532,698	4,568

*	The net operating loss of the PRC subsidiary incurred in the amount of $1,241,632 for the year 2023 will expire if unused by December 31, 2027. Additionally, the net operating loss of $2,688,670 incurred by the PRC subsidiary will expire if unused by December 31, 2028.

Companies incorporated in the Cayman Islands and the British Virgin Islands (BVI) are not subject to corporate income tax obligations.

*	Losses made in an accounting year are to be carried forward and set off against future profits of that trade but a corporation carrying on more than one trade may have losses in one trade offset against profits of the other. For gains or losses which are subject to concessionary tax rate, there are special provisions on the adjustment of losses between concessionary trading activities and normal trading activities.